SCHEDULE OF LOANS TO THIRD PARTIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Loans To Third Parties
Direct loans to third parties	$ 14,650,000	$ 12,200,000
Entrusted loans to third parties	36,782,173	36,782,173
Impairment on uncollectable loans	(48,982,173)	(48,982,173)
Total loans to third parties	$ 2,450,000